PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Growth and Income Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.0%
Communication Services : 7.6%
2,398,663
AT&T, Inc.
$ 42,216,469
2.0
192,001  Meta Platforms, Inc.
- Class A
93,231,846
4.3
822,323
(1)
Pinterest, Inc. - Class A
28,509,938
1.3
163,958,253
7.6
Consumer Discretionary : 9.0%
588,722
(1)
Amazon.com, Inc.
106,193,674
4.9
757,327  Las Vegas Sands
Corp.
39,153,806
1.8
118,618
PVH Corp.
16,678,877
0.8
349,537
Tapestry, Inc.
16,596,017
0.7
32,068
(1)
Ulta Beauty, Inc.
16,767,716
0.8
195,390,090
9.0
Consumer Staples : 7.6%
1,739,057
Kenvue, Inc.
37,320,163
1.7
748,246
Kraft Heinz Co.
27,610,278
1.3
437,820
McCormick & Co., Inc.
33,628,954
1.5
348,229  Mondelez International,
Inc. - Class A
24,376,030
1.1
471,407  Philip Morris
International, Inc.
43,190,309
2.0
166,125,734
7.6
Energy : 5.2%
641,753
BP PLC, ADR
24,181,253
1.1
378,682
(2)
Chesapeake Energy
Corp.
33,638,322
1.6
276,887
ConocoPhillips
35,242,177
1.6
112,998
Valero Energy Corp.
19,287,629
0.9
112,349,381
5.2
Financials : 11.7%
230,158  Apollo Global
Management, Inc.
25,881,267
1.2
116,900  Arthur J Gallagher &
Co.
29,229,676
1.3
1,227,775
Bank of America Corp.
46,557,228
2.1
489,158  Bank of New York
Mellon Corp.
28,185,284
1.3
294,045  Hartford Financial
Services Group, Inc.
30,301,337
1.4
251,104  Intercontinental
Exchange, Inc.
34,509,223
1.6
266,700  Raymond James
Financial, Inc.
34,249,614
1.6
669,717
Truist Financial Corp.
26,105,569
1.2
255,019,198
11.7
Health Care : 14.6%
336,737
Abbott Laboratories
38,273,527
1.8
265,710
AbbVie, Inc.
48,385,791
2.2
343,283
(1)
Boston Scientific Corp.
23,511,453
1.1
104,880
Cigna Group
38,091,367
1.7
51,960
Elevance Health, Inc.
26,943,338
1.2
85,191
HCA Healthcare, Inc.
28,413,754
1.3
35,263
McKesson Corp.
18,930,942
0.9
60,792
Stryker Corp.
21,755,633
1.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
73,536  Thermo Fisher
Scientific, Inc.
$ 42,739,859
2.0
74,157
(1)
Vertex
Pharmaceuticals, Inc.
30,998,368
1.4
318,044,032
14.6
Industrials : 9.6%
321,438
(1)
Copart, Inc.
18,617,689
0.9
99,183
Dover Corp.
17,574,236
0.8
295,515
Emerson Electric Co.
33,517,311
1.5
254,627
Ingersoll Rand, Inc.
24,176,834
1.1
45,705
Parker-Hannifin Corp.
25,402,382
1.2
112,165  Rockwell Automation,
Inc.
32,677,029
1.5
34,975
(1)
Saia, Inc.
20,460,375
0.9
243,113  United Parcel Service,
Inc. - Class B
36,133,885
1.7
208,559,741
9.6
Information Technology : 25.4%
73,414
(1)
Adobe, Inc.
37,044,704
1.7
186,121
(1)
Advanced Micro
Devices, Inc.
33,592,979
1.5
49,829
Broadcom, Inc.
66,043,855
3.0
879,222
(1)
Dropbox, Inc. - Class A
21,365,095
1.0
381,664  Micron Technology,
Inc.
44,994,369
2.1
441,586
Microsoft Corp.
185,784,062
8.6
71,437  Roper Technologies,
Inc.
40,064,727
1.8
117,118
Salesforce, Inc.
35,273,599
1.6
345,682  Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR
47,030,036
2.2
145,994
Visa, Inc. - Class A
40,744,006
1.9
551,937,432
25.4
Materials : 2.7%
679,179
Alcoa Corp.
22,949,458
1.0
254,919  CF Industries
Holdings, Inc.
21,211,810
1.0
43,238  Reliance Steel &
Aluminum Co.
14,449,275
0.7
58,610,543
2.7
Real Estate : 1.8%
113,011  Ryman Hospitality
Properties, Inc.
13,065,202
0.6
276,222
Welltower, Inc.
25,810,183
1.2
38,875,385
1.8
Utilities : 3.8%
318,504
Duke Energy Corp.
30,802,522
1.4
361,058
NextEra Energy, Inc.
23,075,217
1.1
435,146  Public Service
Enterprise Group, Inc.
29,059,050
1.3
82,936,789
3.8
Total Common Stock
(Cost $1,642,814,888)
2,151,806,578
99.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Growth and Income Portfolio
Shares Value
Percentage
of Net
Assets
OTHER
(3)
: 0.0%
Utilities : 0.0%
10,000,000
(4)(5)
Southern Energy
$ —
0.0
Total Other
(Cost $—)
—
0.0
Total Long-Term
Investments
(Cost $1,642,814,888)
2,151,806,578
99.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.5%
Repurchase Agreements : 1.3%
5,020,768
(6)
Bethesda Securities,
LLC, Repurchase
Agreement dated
03/28/2024, 5.430%,
due 04/01/2024
(Repurchase
Amount $5,023,756,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
6.070%, Market Value
plus accrued interest
$5,121,183, due
10/01/27-01/01/57)
5,020,768
0.2
7,960,657
(6)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/28/2024, 5.370%,
due 04/01/2024
(Repurchase
Amount $7,965,342,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$8,119,870, due
12/24/26-02/20/74)
7,960,657
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
3,839,281
(6)
Mirae Asset
Securities (USA)
Inc., Repurchase
Agreement dated
03/28/2024, 5.380%,
due 04/01/2024
(Repurchase
Amount $3,841,545,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.645%, Market Value
plus accrued interest
$3,918,408, due
04/30/24-04/20/73)
$ 3,839,281
0.2
4,504,042
(6)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $4,506,673,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
8.000%, Market Value
plus accrued interest
$4,594,123, due
04/04/24-03/01/54)
4,504,042
0.2
8,041,068
(6)
State Of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/28/2024, 5.400%,
due 04/01/2024
(Repurchase
Amount $8,045,827,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$8,204,972, due
04/15/25-02/15/53)
8,041,068
0.4
Total Repurchase
Agreements
(Cost $29,365,816)
29,365,816
1.3
Time Deposits : 0.2%
820,000
(6)
Canadian Imperial
Bank of Commerce,
5.310
%,
04/01/2024
(Cost $820,000)
820,000
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Growth and Income Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
340,000
(6)
Landesbank
Hessen Thueringen
Girozentrale,
5.320
%,
04/01/2024
(Cost $340,000)
$ 340,000
0.0
730,000
(6)
Mizuho Bank Ltd.,
5.320
%,
04/01/2024
(Cost $730,000)
730,000
0.0
810,000
(6)
Royal Bank of Canada,
5.320
%,
04/01/2024
(Cost $810,000)
810,000
0.0
820,000
(6)
Skandinaviska
Enskilda Banken AB,
5.310
%,
04/01/2024
(Cost $820,000)
820,000
0.1
760,000
(6)
Societe Generale,
5.310
%,
04/01/2024
(Cost $760,000)
760,000
0.0
Total Time Deposits
(Cost $4,280,000)
4,280,000
0.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.0%
225,000
(7)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
225,000
0.0
20,420,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
20,420,000
1.0
Total Mutual Funds
(Cost $20,645,000)
20,645,000
1.0
Total Short-Term
Investments
(Cost $54,290,816)
54,290,816
2.5
Total Investments in
Securities
(Cost $1,697,105,704) $ 2,206,097,394 101.5
Liabilities in Excess
of Other Assets (32,759,319) (1.5)
Net Assets $ 2,173,338,075 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya Growth and Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 2,151,806,578 $ — $ — $ 2,151,806,578
Short-Term Investments 20,645,000 33,645,816 — 54,290,816
Total Investments, at fair value $ 2,172,451,578 $ 33,645,816 $ — $ 2,206,097,394
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
At March 31, 2024, Voya Growth and Income Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Southern Energy 11/30/2005 $ — $ —
$ — $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 524,147,932
Gross Unrealized Depreciation (15,156,242)
Net Unrealized Appreciation $ 508,991,690